Discontinued Operations And Other Disposition (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Other Disposition [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended December 31,
	2014	2013	2012
Operating revenues	$6,324	$19,014	$38,533
Total operating expenses	3,262	11,880	27,450
Operating income	3,062	7,134	11,083
Other (income) expense:
Gain on sale	(29,093)	(21,178)	(14,718)
Other, net	-	1	1,397
Income from discontinued operations before income taxes	32,155	28,311	24,404
Provision for income taxes	12,800	9,882	9,678
Income from discontinued operations	$19,355	$18,429	$14,726

Schedule Of Disposal Groups Including Discontinued Operations

December 31,
2013
Property, plant and equipment, at cost	$37,303
Less: accumulated depreciation	8,378
Net property, plant and equipment	28,925
Current assets	1,362
Regulatory assets	460
Assets of discontinued operations held for sale	30,747

Current liabilities	16,212
Deferred income taxes and investment tax credits	1,308
Contributions in aid of construction	10,935
Other liabilities	1,194
Liabilities of discontinued operations held for sale	29,649

Net assets	$1,098